Financial performance by segment - Summary of performance of operating segments (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [Line Items]
Consolidated sales revenue		$ 53,658	$ 54,041	$ 55,554
Underlying EBITDA		23,314	23,892	26,272
Proceeds from disposal of property, plant and equipment		30	9	0
Consolidated sales revenue/Purchases of property, plant and equipment and intangible assets	[1]	$ 9,621	7,086	6,750
Percentage of capital expenditure		100.00%
Exploration and evaluation expenditures		$ 935	1,384	897
Simandou Iron Ore Project
Disclosure of operating segments [Line Items]
Consolidated sales revenue		0	0	0
Underlying EBITDA		(22)	(539)	(189)
Capital expenditure		1,832	266	0
Consolidated sales revenue/Purchases of property, plant and equipment and intangible assets		1,831
Total for all subsidiaries
Disclosure of operating segments [Line Items]
Share of sales revenue of equity accounted units		$ 213	20	50
All Entities, Excluding Simandou
Disclosure of operating segments [Line Items]
Exploration and evaluation expenditures			855
Iron Ore
Disclosure of operating segments [Line Items]
Exploration and evaluation charge, percent		14.00%
Aluminium
Disclosure of operating segments [Line Items]
Exploration and evaluation charge, percent		2.00%
Copper - Rio Tinto Kennecott
Disclosure of operating segments [Line Items]
Exploration and evaluation charge, percent		36.00%
Minerals
Disclosure of operating segments [Line Items]
Exploration and evaluation charge, percent		23.00%
Other operations
Disclosure of operating segments [Line Items]
Consolidated sales revenue		$ 120	142	192
Underlying EBITDA		43	(95)	(17)
Capital expenditure		$ 66	57	53
Exploration and evaluation charge, percent		25.00%
Share of equity accounted units
Disclosure of operating segments [Line Items]
Shares of equity accounted units		$ (4,048)	(3,016)	(2,850)
Central pension costs, share-based payments, insurance and derivatives
Disclosure of operating segments [Line Items]
Underlying EBITDA		153	168	377
Restructuring, project and one-off costs
Disclosure of operating segments [Line Items]
Underlying EBITDA		(254)	(190)	(173)
Central costs
Disclosure of operating segments [Line Items]
Underlying EBITDA		(816)	(990)	(766)
Central exploration and evaluation expenditures
Disclosure of operating segments [Line Items]
Underlying EBITDA		(238)	(100)	(253)
Other items
Disclosure of operating segments [Line Items]
Capital expenditure		134	113	79
Gross product sales
Disclosure of operating segments [Line Items]
Share of sales revenue of equity accounted units		4,261	3,036	2,900
Operating segments | Reportable segments total
Disclosure of operating segments [Line Items]
Consolidated sales revenue		57,795	57,146	58,468
Underlying EBITDA		24,439	25,630	27,269
Capital expenditure		7,559	6,641	6,618
Operating segments | Iron Ore
Disclosure of operating segments [Line Items]
Consolidated sales revenue		29,339	32,249	30,906
Underlying EBITDA		16,249	19,974	18,612
Capital expenditure		3,012	2,588	2,940
Operating segments | Aluminium
Disclosure of operating segments [Line Items]
Consolidated sales revenue		13,650	12,285	14,109
Underlying EBITDA		3,673	2,282	3,672
Capital expenditure		1,694	1,331	1,377
Operating segments | Copper - Rio Tinto Kennecott
Disclosure of operating segments [Line Items]
Consolidated sales revenue		9,275	6,678	6,699
Underlying EBITDA		3,437	1,960	2,566
Capital expenditure		2,055	1,976	1,622
Operating segments | Minerals
Disclosure of operating segments [Line Items]
Consolidated sales revenue		5,531	5,934	6,754
Underlying EBITDA		1,080	1,414	2,419
Capital expenditure		798	746	679
Inter-segment transactions
Disclosure of operating segments [Line Items]
Consolidated sales revenue		(209)	(231)	(256)
Underlying EBITDA		$ 9	$ 8	$ 24

[1]	In 2024, our net cash outflow in relation to the Simandou iron ore project was US$1.3 billion. This includes cash outflows of US$1,831 million for purchase of property, plant and equipment,
US$313 million as acquisition of associates for WCS Rail and Port, and US$652 million as net funding of equity accounted units for the subsequent funding of that shared infrastructure. We received related cash inflows of US$1,505 million from Chalco Iron Ore Holdings Ltd (CIOH) for cash calls by SimFerJersey Limited, of which US$411 million relates to CIOH’s share of expenditure incurred up until the end of December 2023 to progress critical works.